Assets pledged, collateral received and assets transferred (Tables)	12 Months Ended
Dec. 31, 2021
Assets pledged, collateral received and assets transferred [Abstract]
Assets pledged and assets transferred as security against liabilities
The following table summarises the nature and carrying amount of the assets pledged as security against these liabilities:

	2021	2020
	£m	£m
Cash collateral and settlements	66,138	72,042
Loans and advances at amortised cost	65,216	37,257
Trading portfolio assets	71,518	77,198
Financial assets at fair value through the income statement	5,595	5,584
Financial assets at fair value through other comprehensive income	13,748	22,185
Assets pledged	222,215	214,266
The following table summarises the transferred financial assets and the associated liabilities:

	Transferred assets	Associated liabilities
	£m	£m
At 31 December 2021
Derivatives	66,744	(66,744)
Repurchase agreements	71,820	(49,543)
Securities lending arrangements	69,316	—
Other	14,335	(12,121)
	222,215	(128,408)

At 31 December 2020
Derivatives	77,574	(77,574)
Repurchase agreements	65,673	(44,076)
Securities lending arrangements	61,183	—
Other	9,836	(7,408)
	214,266	(129,058)
Included within Other are agreements where a counterparty's recourse is limited to the transferred assets. The relationship between the transferred assets and the associated liabilities is that holders of notes may only look to cash flows from the securitised assets for payments of principal and interest due to them under the terms of their notes.

	Carrying value		Fair value
	Transferred assets	Associated liabilities	Transferred assets	Associated liabilities	Net position
	£m	£m	£m	£m	£m
2021
Recourse to transferred assets only	1,303	(1,225)	1,423	(1,219)	204
2020
Recourse to transferred assets only	1,033	(1,019)	1,121	(1,033)	88

Collateral held as security for assets
Under certain transactions, including reverse repurchase agreements and stock borrowing transactions, the Group is allowed to resell or re-pledge the collateral held. The fair value at the balance sheet date of collateral accepted and re-pledged or transferred to others was as follows:

	2021	2020
	£m	£m
Fair value of securities accepted as collateral	928,999	793,573
Of which fair value of securities re-pledged/transferred to others	814,448	685,300